Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	18,329,600	18,329,600
Common stock, shares outstanding	18,329,600	18,329,600